Dividends - Total coupons on capital securities classified as equity (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) € / shares	Dec. 31, 2020 USD ($) £ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 EUR (€)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 1,331,000,000				$ 11,683,000,000	$ 11,547,000,000
8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,200	$ 2,200	$ 2,200	$ 2,200
Other equity instruments interest rate	8.125%	8.125%	8.125%	8.125%			8.125%	8.125%	8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,800	$ 3,800	$ 3,800	$ 3,800
Other equity instruments interest rate	8.00%	8.00%	8.00%	8.00%			8.00%	8.00%	8.00%
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500	$ 1,500	$ 1,500	$ 1,500
Other equity instruments interest rate	5.625%	5.625%	5.625%	5.625%			5.625%	5.625%	5.625%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%			6.875%	6.875%	6.875%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250	$ 2,250	$ 2,250	$ 2,250
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450	$ 2,450	$ 2,450	$ 2,450
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000	$ 3,000	$ 3,000	$ 3,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
$2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350	$ 2,350	$ 2,350	$ 2,350
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%			6.25%	6.25%	6.25%
$1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800	$ 1,800	$ 1,800	$ 1,800
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%			6.50%	6.50%	6.50%
$1,500m 4.600% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500	$ 1,500	$ 1,500	$ 1,500
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%			4.60%	4.60%	4.60%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €									€ 1,500
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%			5.25%	5.25%	5.25%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €									€ 1,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €									€ 1,250
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%			4.75%	4.75%	4.75%
GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | £							£ 1,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%			5.875%	5.875%	5.875%
SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount								$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount								$ 750
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%			5.00%	5.00%	5.00%
Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 1,241,000,000				1,324,000,000	1,270,000,000
Other equity interest | 8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 0.000
Dividends on other equity instruments	$ 0				0	89,000,000
Other equity interest | 8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 0.000
Dividends on other equity instruments	$ 0				0	76,000,000
Other equity interest | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 56.250
Dividends on other equity instruments	$ 0				84,000,000	84,000,000
Other equity interest | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 138,000,000				138,000,000	138,000,000
Other equity interest | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 143,000,000				143,000,000	143,000,000
Other equity interest | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 156,000,000				156,000,000	156,000,000
Other equity interest | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 180,000,000				180,000,000	180,000,000
Other equity interest | $2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 62.500
Dividends on other equity instruments	$ 147,000,000				147,000,000	73,000,000
Other equity interest | $1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 65.000
Dividends on other equity instruments	$ 117,000,000				117,000,000	59,000,000
Other equity interest | $1,500m 4.600% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 46.000
Dividends on other equity instruments	$ 0				0	0
Other equity interest | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		$ 52.500
Dividends on other equity instruments	90,000,000				88,000,000	95,000,000
Other equity interest | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		60.000
Dividends on other equity instruments	67,000,000				66,000,000	72,000,000
Other equity interest | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		$ 47.500
Dividends on other equity instruments	67,000,000				68,000,000	70,000,000
Other equity interest | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | £ / shares			$ 58.750
Dividends on other equity instruments	74,000,000				75,000,000	0
Other equity interest | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 47.000
Dividends on other equity instruments	35,000,000				34,000,000	35,000,000
Other equity interest | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 50.000
Dividends on other equity instruments	27,000,000				$ 28,000,000	$ 0
Capital securities classified as equity
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	25	$ 25	$ 25	$ 25
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	1,000	1,000	1,000	1,000
Contingent convertible securities | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%	5.625%			5.625%	5.625%	5.625%
Contingent convertible securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%			6.875%	6.875%	6.875%
Contingent convertible securities | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
Contingent convertible securities | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
Contingent convertible securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
Contingent convertible securities | $2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%			6.25%	6.25%	6.25%
Contingent convertible securities | $1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%			6.50%	6.50%	6.50%
Contingent convertible securities | $1,500m 4.600% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%			4.60%	4.60%	4.60%
Contingent convertible securities | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €									€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%			5.25%	5.25%	5.25%
Contingent convertible securities | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €									€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
Contingent convertible securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €									€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%			4.75%	4.75%	4.75%
Contingent convertible securities | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | £							£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%			5.875%	5.875%	5.875%
Contingent convertible securities | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount								$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
Contingent convertible securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount								$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%			5.00%	5.00%	5.00%